INVESTMENT IN UNCONSOLIDATED AFFILIATES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended								12 Months Ended					12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008 Zamil Group	Dec. 31, 2011 International Diol Company	Dec. 31, 2010 International Diol Company	Jun. 30, 2010 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2011 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2010 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2009 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2011 Arabian Amines Company pound	Dec. 31, 2011 Louisiana Pigment Company, L.P.	Dec. 31, 2010 Louisiana Pigment Company, L.P.	Dec. 31, 2011 BASF Huntsman Shanghai Isocyanate Investment BV	Dec. 31, 2010 BASF Huntsman Shanghai Isocyanate Investment BV	Dec. 31, 2011 BASF Huntsman Shanghai Isocyanate Investment BV SLIC	Dec. 31, 2011 International Polyurethanes Investments B.V.	Dec. 31, 2010 International Polyurethanes Investments B.V.	Dec. 31, 2011 Jurong Ningwu New Materials Development Co Ltd	Dec. 31, 2010 Jurong Ningwu New Materials Development Co Ltd	Dec. 31, 2011 Others	Dec. 31, 2010 Others	Dec. 31, 2009 Others
Investment in unconsolidated affiliates
Total equity method investments					$ 197	$ 229							$ 44			$ 90	$ 98	$ 79	$ 65		$ 17	$ 16	$ 10	$ 5	$ 1	$ 1
Ownership interest (as a percent)												50.00%				50.00%		50.00%			45.00%		30.00%
Investment in cost method unconsolidated affiliates									5	5
Ownership percentage in cost method unconsolidated affiliates									4.35%
Total investments	223		223		202	234
Ownership interest held by equity method investee that creates an indirect ownership interest by the reporting entity (as a percent)																				70.00%
Indirect ownership interest in an unaffiliated entity (as a percent)																				35.00%
Equity in income of investment in unconsolidated affiliates	2	2	5	6	8	24	3				15		18
Financial information of the entity's other unconsolidated affiliates
Current assets													55
Noncurrent assets													123
Assets																									621	722
Current liabilities													22
Noncurrent liabilities													83
Liabilities																									285	306
Revenues												40	108	68											954	936	593
Gross profit												7	14	9
Net Income												$ (2)	$ 10	$ 3											$ 22	$ 10	$ 3
Other information
Huntsman share of joint venture (as a percent)								50.00%
Joint venture partner share of joint venture (as a percent)								50.00%
Approximate annual capacity of plant (in pounds)															60,000,000